UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile II Funds
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Conservative Profile II Fund (Institutional Class shares) returned 6.66% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.98% (composite benchmark return was 4.68%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	6.66%	N/A	2.51%
Initial Class	6.26%	5.37%	4.66%
Class L	5.97%	5.13%	4.38%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	47.49%
Fixed Interest Contract	22.51
Large Cap Equity	10.88
International Equity	6.35
Mid Cap Equity	5.75
Real Estate Equity	5.06
Small Cap Equity	1.96
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,029.40	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$2.09
Initial Class
Actual	$1,000.00	$1,026.50	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.86
Class L
Actual	$1,000.00	$1,025.80	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.13
* Expenses are equal to the Fund's annualized expense ratio of 0.41% for the Institutional Class, 0.76% for the Initial Class and 1.01% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Moderately Conservative Profile II Fund (Institutional Class shares) returned 7.61% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.74% (composite benchmark return was 5.87%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	7.61%	N/A	2.87%
Initial Class	7.39%	6.95%	5.11%
Class L	7.05%	6.67%	5.58%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	33.03%
Fixed Interest Contract	21.99
Large Cap Equity	17.62
International Equity	10.29
Mid Cap Equity	9.30
Real Estate Equity	4.63
Small Cap Equity	3.14
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,040.00	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.39
Initial Class
Actual	$1,000.00	$1,038.80	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.17
Class L
Actual	$1,000.00	$1,037.30	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.43
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class, 0.82% for the Initial Class and 1.07% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Moderate Profile II Fund (Institutional Class shares) returned 8.67% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.64% (composite benchmark return was 7.03%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	8.67%	N/A	3.24%
Initial Class	8.35%	8.43%	5.45%
Class L	8.14%	8.17%	6.73%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.40%
Bond	24.04
Fixed Interest Contract	16.04
International Equity	14.25
Mid Cap Equity	12.88
Small Cap Equity	4.35
Real Estate Equity	4.04
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,051.00	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.95
Initial Class
Actual	$1,000.00	$1,049.70	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.72
Class L
Actual	$1,000.00	$1,048.20	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.99
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class, 0.93% for the Initial Class and 1.18% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the Fed Funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and GDP numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the Fed Funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the Fed Funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the Fed Funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the Fed Funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President elect Trump’s promise to deregulate financial services, the potential repeal of Obamacare, and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Moderately Aggressive Profile II Fund (Institutional Class shares) returned 9.52% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.49% (composite benchmark return was 8.03%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	9.52%	N/A	3.55%
Initial Class	9.23%	9.80%	5.52%
Class L	8.93%	9.51%	7.78%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.31%
Bond	18.05
International Equity	17.68
Mid Cap Equity	15.99
Fixed Interest Contract	9.02
Small Cap Equity	5.41
Real Estate Equity	3.54
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,060.20	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.46
Initial Class
Actual	$1,000.00	$1,057.80	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.23
Class L
Actual	$1,000.00	$1,056.90	$6.62
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.50
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Institutional Class, 1.03% for the Initial Class and 1.28% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.61%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Aggressive Profile II Fund (Institutional Class shares) returned 11.33% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.31% (composite benchmark return was 10.02%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

20,000
15,000
10,000
5,000
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2007	10,735.00	10,701.68	10,562.00	8,244.50
2008	6,451.74	6,554.80	6,629.77	5,012.64
2009	8,582.10	8,471.93	8,505.99	6,439.02
2010	9,950.94	9,714.56	9,965.62	8,246.71
2011	9,509.12	9,453.48	10,063.28	9,019.24
2012	11,091.44	11,011.32	11,679.45	10,563.33
2013	14,315.62	14,241.42	15,540.81	10,691.76
2014	15,510.15	15,463.64	17,516.31	14,112.98
2015	15,411.11	15,538.73	17,632.95	14,745.23
2016	17,112.50	17,095.14	19,990.53	15,729.71

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	11.33%	N/A	4.18%
Initial Class	11.04%	12.47%	5.52%
Class L	10.63%	12.17%	9.73%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	42.40%
International Equity	24.67
Mid Cap Equity	22.37
Small Cap Equity	7.54
Real Estate Equity	3.02
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,078.40	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.37
Initial Class
Actual	$1,000.00	$1,077.60	$6.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.14
Class L
Actual	$1,000.00	$1,076.00	$7.62
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.41
* Expenses are equal to the Fund's annualized expense ratio of 0.86% for the Institutional Class, 1.21% for the Initial Class and 1.46% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.76%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
4,356,651	Great-West Federated Bond Fund Institutional Class(a)	$ 42,259,514
5,866,687	Great-West Loomis Sayles Bond Fund Institutional Class(a)	55,146,856
2,684,766	Great-West Putnam High Yield Bond Institutional Class(a)	25,639,515
3,458,247	Great-West Short Duration Bond Fund Institutional Class(a)	34,029,151
6,014,270	Great-West Templeton Global Bond Fund Institutional Class(a)	55,030,573
4,410,107	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	42,337,024

TOTAL BOND MUTUAL FUNDS — 47.51% (Cost $261,948,088)		$254,442,633
EQUITY MUTUAL FUNDS
2,447,794	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	24,282,120
358,128	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,728,110
392,623	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,737,767
1,364,663	Great-West MFS International Growth Fund Institutional Class(a)	11,313,052
2,375,302	Great-West MFS International Value Fund Institutional Class(a)	22,731,635
1,965,814	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	17,358,141
Shares		Fair Value
Equity Mutual Funds — (continued)
296,954	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,978,451
2,191,041	Great-West Putnam Equity Income Fund Institutional Class(a)	20,486,236
2,933,844	Great-West Real Estate Index Fund Institutional Class(a)	27,108,721
2,327,573	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	20,482,638
802,349	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,507,054

TOTAL EQUITY MUTUAL FUNDS — 30.01% (Cost $163,737,210)		$160,713,925
Account Balance
FIXED INTEREST CONTRACT
120,632,413 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	120,632,413

TOTAL FIXED INTEREST CONTRACT — 22.52% (Cost $120,632,413)		$120,632,413
TOTAL INVESTMENTS — 100.04% (Cost $546,317,711)		$535,788,971
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (216,005)
TOTAL NET ASSETS — 100.00%		$535,572,966
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
1,647,402	Great-West Federated Bond Fund Institutional Class(a)	$ 15,979,805
2,212,505	Great-West Loomis Sayles Bond Fund Institutional Class(a)	20,797,548
1,014,371	Great-West Putnam High Yield Bond Institutional Class(a)	9,687,246
175,099	Great-West Short Duration Bond Fund Institutional Class(a)	1,722,975
2,260,301	Great-West Templeton Global Bond Fund Institutional Class(a)	20,681,751
1,667,623	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	16,009,177

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $86,839,420)		$ 84,878,502
EQUITY MUTUAL FUNDS
1,897,895	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,827,116
275,720	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,870,248
304,954	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,903,161
1,058,852	Great-West MFS International Growth Fund Institutional Class(a)	8,777,880
1,845,916	Great-West MFS International Value Fund Institutional Class(a)	17,665,416
1,532,071	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	13,528,187
Shares		Fair Value
Equity Mutual Funds — (continued)
227,755	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,284,383
1,695,389	Great-West Putnam Equity Income Fund Institutional Class(a)	15,851,884
1,287,352	Great-West Real Estate Index Fund Institutional Class(a)	11,895,134
1,809,133	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,920,374
624,200	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,062,262

TOTAL EQUITY MUTUAL FUNDS — 45.00% (Cost $117,480,962)		$115,586,045
Account Balance
FIXED INTEREST CONTRACT
56,512,577 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	56,512,577

TOTAL FIXED INTEREST CONTRACT — 22.00% (Cost $56,512,577)		$ 56,512,577
TOTAL INVESTMENTS — 100.04% (Cost $260,832,959)		$256,977,124
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (102,616)
TOTAL NET ASSETS — 100.00%		$256,874,508
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
5,479,582	Great-West Federated Bond Fund Institutional Class(a)	$ 53,151,948
7,367,278	Great-West Loomis Sayles Bond Fund Institutional Class(a)	69,252,413
3,372,969	Great-West Putnam High Yield Bond Institutional Class(a)	32,211,855
599,360	Great-West Short Duration Bond Fund Institutional Class(a)	5,897,700
7,558,923	Great-West Templeton Global Bond Fund Institutional Class(a)	69,164,142
5,540,764	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	53,191,335

TOTAL BOND MUTUAL FUNDS — 24.05% (Cost $294,664,169)		$ 282,869,393
EQUITY MUTUAL FUNDS
12,051,537	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	119,551,248
1,748,129	Great-West Invesco Small Cap Value Fund Institutional Class(a)	18,198,026
1,923,545	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,312,144
6,715,726	Great-West MFS International Growth Fund Institutional Class(a)	55,673,370
11,696,906	Great-West MFS International Value Fund Institutional Class(a)	111,939,387
9,698,951	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	85,641,739
Shares		Fair Value
Equity Mutual Funds — (continued)
1,454,538	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 14,589,015
10,771,642	Great-West Putnam Equity Income Fund Institutional Class(a)	100,714,850
5,146,667	Great-West Real Estate Index Fund Institutional Class(a)	47,555,204
11,445,737	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	100,722,489
3,941,977	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,969,436

TOTAL EQUITY MUTUAL FUNDS — 59.94% (Cost $705,230,088)		$ 704,866,908
Account Balance
FIXED INTEREST CONTRACT
188,695,779 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	188,695,779

TOTAL FIXED INTEREST CONTRACT — 16.05% (Cost $188,695,779)		$ 188,695,779
TOTAL INVESTMENTS — 100.04% (Cost $1,188,590,036)		$ 1,176,432,080
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (421,636)
TOTAL NET ASSETS — 100.00%		$ 1,176,010,444
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
1,470,497	Great-West Federated Bond Fund Institutional Class(a)	$ 14,263,817
1,979,352	Great-West Loomis Sayles Bond Fund Institutional Class(a)	18,605,909
902,891	Great-West Putnam High Yield Bond Institutional Class(a)	8,622,611
1,018,895	Great-West Short Duration Bond Fund Institutional Class(a)	10,025,924
2,026,498	Great-West Templeton Global Bond Fund Institutional Class(a)	18,542,457
1,486,969	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	14,274,902

TOTAL BOND MUTUAL FUNDS — 18.06% (Cost $86,683,480)		$ 84,335,620
EQUITY MUTUAL FUNDS
5,944,081	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	58,965,285
865,668	Great-West Invesco Small Cap Value Fund Institutional Class(a)	9,011,602
951,385	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	9,057,184
3,312,478	Great-West MFS International Growth Fund Institutional Class(a)	27,460,443
5,765,193	Great-West MFS International Value Fund Institutional Class(a)	55,172,894
4,782,439	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	42,228,942
Shares		Fair Value
Equity Mutual Funds — (continued)
716,565	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 7,187,148
5,312,592	Great-West Putnam Equity Income Fund Institutional Class(a)	49,672,734
1,789,872	Great-West Real Estate Index Fund Institutional Class(a)	16,538,422
5,648,328	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	49,705,284
1,942,710	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	15,755,378

TOTAL EQUITY MUTUAL FUNDS — 72.96% (Cost $348,105,968)		$340,755,316
Account Balance
FIXED INTEREST CONTRACT
42,133,828 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	42,133,828

TOTAL FIXED INTEREST CONTRACT — 9.02% (Cost $42,133,828)		$ 42,133,828
TOTAL INVESTMENTS — 100.04% (Cost $476,923,276)		$467,224,764
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (178,401)
TOTAL NET ASSETS — 100.00%		$467,046,363
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
EQUITY MUTUAL FUNDS
10,797,668	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$107,112,870
1,566,599	Great-West Invesco Small Cap Value Fund Institutional Class(a)	16,308,298
1,721,704	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	16,390,623
5,998,706	Great-West MFS International Growth Fund Institutional Class(a)	49,729,277
10,444,296	Great-West MFS International Value Fund Institutional Class(a)	99,951,910
8,694,080	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	76,768,723
1,301,089	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	13,049,920
9,651,136	Great-West Putnam Equity Income Fund Institutional Class(a)	90,238,118
Shares		Fair Value
Equity Mutual Funds — (continued)
1,981,489	Great-West Real Estate Index Fund Institutional Class(a)	$ 18,308,956
10,261,844	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	90,304,228
3,533,443	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,656,227

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $619,029,734)		$606,819,150
TOTAL INVESTMENTS — 100.04% (Cost $619,029,734)		$606,819,150
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (231,053)
TOTAL NET ASSETS — 100.00%		$606,588,097
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$535,788,971	$256,977,124	$1,176,432,080
Subscriptions receivable	1,124,129	423,722	3,586,765
Receivable for investments sold	1,189,602	12,265	2,769,581
Dividends receivable	955	744	4,680
Total Assets	538,103,657	257,413,855	1,182,793,106
LIABILITIES:
Payable to investment adviser	9,573	4,943	43,552
Payable for administrative services fees	150,475	71,505	327,152
Redemptions payable	1,683,534	173,396	4,351,557
Payable for investments purchased	631,152	263,335	2,009,469
Payable for distribution fees	55,957	26,168	50,932
Total Liabilities	2,530,691	539,347	6,782,662
NET ASSETS	$535,572,966	$256,874,508	$1,176,010,444
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,228,115	$2,870,748	$15,552,996
Paid-in capital in excess of par	569,934,162	265,327,719	1,318,880,897
Net unrealized depreciation	(10,528,740)	(3,855,835)	(12,157,956)
Undistributed net investment income	2,755,059	430,670	8,543,804
Accumulated net realized loss	(32,815,630)	(7,898,794)	(154,809,297)
NET ASSETS	$535,572,966	$256,874,508	$1,176,010,444
NET ASSETS BY CLASS
Initial Class	$232,584,812	$113,001,413	$851,579,879
Class L	$279,584,331	$129,942,830	$255,341,089
Institutional Class	$23,403,823	$13,930,265	$69,089,476
CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	250,000,000
Class L	55,000,000	35,000,000	45,000,000
Institutional Class	6,000,000	5,000,000	15,000,000
Issued and Outstanding
Initial Class	29,239,307	13,347,917	122,717,818
Class L	30,621,231	13,911,901	25,587,559
Institutional Class	2,420,610	1,447,660	7,224,586
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$7.95	$8.47	$6.94
Class L	$9.13	$9.34	$9.98
Institutional Class	$9.67	$9.62	$9.56
(a) Cost of investments, affiliated	$546,317,711	$260,832,959	$1,188,590,036
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$467,224,764	$606,819,150
Subscriptions receivable	399,521	727,551
Receivable for investments sold	1,397,669	2,365,330
Dividends receivable	2,321	4,206
Total Assets	469,024,275	609,916,237
LIABILITIES:
Payable to investment adviser	26,972	51,148
Payable for administrative services fees	127,648	166,563
Redemptions payable	1,778,967	3,066,327
Payable for investments purchased	20,544	30,760
Payable for distribution fees	23,781	13,342
Total Liabilities	1,977,912	3,328,140
NET ASSETS	$467,046,363	$606,588,097
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,728,956	$8,694,012
Paid-in capital in excess of par	485,563,849	701,795,447
Net unrealized depreciation	(9,698,512)	(12,210,584)
Undistributed net investment income	2,009,231	4,933,865
Accumulated net realized loss	(16,557,161)	(96,624,643)
NET ASSETS	$467,046,363	$606,588,097
NET ASSETS BY CLASS
Initial Class	$312,432,692	$493,509,474
Class L	$117,481,712	$66,271,157
Institutional Class	$37,131,959	$46,807,466
CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Institutional Class	10,000,000	10,000,000
Issued and Outstanding
Initial Class	40,302,673	76,065,941
Class L	13,076,033	5,827,441
Institutional Class	3,910,855	5,046,736
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$7.75	$6.49
Class L	$8.98	$11.37
Institutional Class	$9.49	$9.27
(a) Cost of investments, affiliated	$476,923,276	$619,029,734
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$1,594,663	$717,620	$2,699,743
Dividends, affiliated	10,348,404	4,617,701	22,753,625
Total Income	11,943,067	5,335,321	25,453,368
EXPENSES:
Management fees	477,072	219,734	1,136,438
Administrative services fees – Initial Class	852,103	402,891	3,088,743
Administrative services fees – Class L	753,503	332,139	697,939
Distribution fees – Class L	537,027	236,753	497,381
Total Expenses	2,619,705	1,191,517	5,420,501
Less amount waived for management fees	356,503	160,487	603,243
Net Expenses	2,263,202	1,031,030	4,817,258
NET INVESTMENT INCOME	9,679,865	4,304,291	20,636,110
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(3,508,766)	(2,578,566)	9,103,209
Realized gain distributions received, affiliated	7,609,171	4,847,267	28,809,258
Net Realized Gain	4,100,405	2,268,701	37,912,467
Net change in unrealized appreciation on investments	14,851,887	8,869,488	32,909,876
Net Realized and Unrealized Gain	18,952,292	11,138,189	70,822,343
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,632,157	$15,442,480	$91,458,453
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$574,213	$-
Dividends, affiliated	9,108,124	11,924,440
Total Income	9,682,337	11,924,440
EXPENSES:
Management fees	430,236	588,358
Administrative services fees – Initial Class	1,099,996	1,746,231
Administrative services fees – Class L	309,862	173,488
Distribution fees – Class L	220,813	123,620
Total Expenses	2,060,907	2,631,697
Less amount waived for management fees	128,314	-
Net Expenses	1,932,593	2,631,697
NET INVESTMENT INCOME	7,749,744	9,292,743
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,208,776	12,059,235
Realized gain distributions received, affiliated	13,388,877	23,241,729
Net Realized Gain	16,597,653	35,300,964
Net change in unrealized appreciation on investments	14,882,800	17,213,735
Net Realized and Unrealized Gain	31,480,453	52,514,699
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,230,197	$61,807,442
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Conservative Profile II Fund	2016	2015
OPERATIONS:
Net investment income	$9,679,865	$9,746,839
Net realized gain	4,100,405	12,806,496
Net change in unrealized appreciation (depreciation)	14,851,887	(26,926,230)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,632,157	(4,372,895)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(4,788,113)	(8,009,415)
Class L	(3,234,220)	(2,639,717)
Institutional Class	(347,806)	(53,053)
From net investment income	(8,370,139)	(10,702,185)
From net realized gains
Initial Class	(5,734,431)	(10,462,546)
Class L	(5,526,988)	(5,423,459)
Institutional Class	(479,652)	(136,358)
From net realized gains	(11,741,071)	(16,022,363)
Total Distributions	(20,111,210)	(26,724,548)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	75,163,259	90,610,095
Class L	172,179,097	132,167,831
Institutional Class	25,030,623	7,470,152
Shares issued in reinvestment of distributions
Initial Class	10,522,544	18,471,961
Class L	8,761,208	8,063,176
Institutional Class	827,458	189,411
Shares redeemed
Initial Class	(108,946,756)	(164,334,593)
Class L	(70,134,591)	(54,473,451)
Institutional Class	(9,254,086)	(935,831)
Net Increase in Net Assets Resulting from Capital Share Transactions	104,148,756	37,228,751
Total Increase in Net Assets	112,669,703	6,131,308
NET ASSETS:
Beginning of year	422,903,263	416,771,955
End of year(a)	$535,572,966	$422,903,263
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Conservative Profile II Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	9,480,404	10,795,311
Class L	18,928,101	13,967,104
Institutional Class	2,612,971	759,552
Shares issued in reinvestment of distributions
Initial Class	1,324,625	2,302,063
Class L	961,934	887,142
Institutional Class	86,105	20,128
Shares redeemed
Initial Class	(13,723,210)	(19,619,849)
Class L	(7,732,798)	(5,763,480)
Institutional Class	(961,436)	(96,710)
Net Increase	10,976,696	3,251,261
(a) Including undistributed net investment income:	$2,755,059	$2,418,979
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Moderately Conservative Profile II Fund	2016	2015
OPERATIONS:
Net investment income	$4,304,291	$4,005,178
Net realized gain	2,268,701	7,567,031
Net change in unrealized appreciation (depreciation)	8,869,488	(13,523,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,442,480	(1,950,971)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,074,644)	(3,049,065)
Class L	(1,517,079)	(1,108,540)
Institutional Class	(236,672)	(6,698)
From net investment income	(3,828,395)	(4,164,303)
From net realized gains
Initial Class	(3,473,010)	(5,373,350)
Class L	(3,134,983)	(2,667,635)
Institutional Class	(379,861)	(10,883)
From net realized gains	(6,987,854)	(8,051,868)
Total Distributions	(10,816,249)	(12,216,171)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	24,715,329	46,112,911
Class L	83,701,327	66,813,006
Institutional Class	19,515,981	566,590
Shares issued in reinvestment of distributions
Initial Class	5,547,654	8,422,415
Class L	4,652,062	3,776,175
Institutional Class	616,533	17,581
Shares redeemed
Initial Class	(39,150,532)	(44,108,319)
Class L	(29,962,684)	(24,938,047)
Institutional Class	(6,873,359)	(6,480)
Net Increase in Net Assets Resulting from Capital Share Transactions	62,762,311	56,655,832
Total Increase in Net Assets	67,388,542	42,488,690
NET ASSETS:
Beginning of year	189,485,966	146,997,276
End of year(a)	$256,874,508	$189,485,966
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Moderately Conservative Profile II Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	2,940,646	5,208,930
Class L	9,029,192	6,867,644
Institutional Class	2,051,941	57,280
Shares issued in reinvestment of distributions
Initial Class	659,083	993,793
Class L	501,112	407,465
Institutional Class	64,568	1,872
Shares redeemed
Initial Class	(4,684,571)	(4,978,257)
Class L	(3,244,784)	(2,573,038)
Institutional Class	(727,325)	(676)
Net Increase	6,589,862	5,985,013
(a) Including undistributed net investment income:	$430,670	$327,758
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Moderate Profile II Fund	2016	2015
OPERATIONS:
Net investment income	$20,636,110	$25,374,577
Net realized gain	37,912,467	71,762,799
Net change in unrealized appreciation (depreciation)	32,909,876	(106,098,406)
Net Increase (Decrease) in Net Assets Resulting from Operations	91,458,453	(8,961,030)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(15,599,308)	(25,066,809)
Class L	(2,284,964)	(1,968,516)
Institutional Class	(716,569)	(160,691)
From net investment income	(18,600,841)	(27,196,016)
From net realized gains
Initial Class	(49,533,585)	(69,814,815)
Class L	(9,442,219)	(8,201,885)
Institutional Class	(2,961,314)	(595,867)
From net realized gains	(61,937,118)	(78,612,567)
Total Distributions	(80,537,959)	(105,808,583)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	176,458,098	250,680,590
Class L	138,867,829	128,784,489
Institutional Class	71,890,645	21,286,579
Shares issued in reinvestment of distributions
Initial Class	65,132,893	94,881,624
Class L	11,727,183	10,170,401
Institutional Class	3,677,883	756,558
Shares redeemed
Initial Class	(317,125,737)	(381,212,118)
Class L	(65,104,276)	(46,899,646)
Institutional Class	(27,994,809)	(885,429)
Net Increase in Net Assets Resulting from Capital Share Transactions	57,529,709	77,563,048
Total Increase (Decrease) in Net Assets	68,450,203	(37,206,565)
NET ASSETS:
Beginning of year	1,107,560,241	1,144,766,806
End of year(a)	$1,176,010,444	$1,107,560,241
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Moderate Profile II Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	25,315,539	32,736,521
Class L	13,998,607	12,270,631
Institutional Class	7,630,160	2,159,325
Shares issued in reinvestment of distributions
Initial Class	9,395,743	13,334,371
Class L	1,182,277	1,027,577
Institutional Class	388,037	81,089
Shares redeemed
Initial Class	(45,455,468)	(50,210,647)
Class L	(6,608,061)	(4,499,967)
Institutional Class	(2,943,151)	(90,874)
Net Increase	2,903,683	6,808,026
(a) Including undistributed net investment income:	$8,543,804	$8,013,022
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Moderately Aggressive Profile II Fund	2016	2015
OPERATIONS:
Net investment income	$7,749,744	$8,556,324
Net realized gain	16,597,653	28,800,387
Net change in unrealized appreciation (depreciation)	14,882,800	(40,909,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,230,197	(3,553,192)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,357,743)	(7,756,966)
Class L	(1,199,530)	(975,472)
Institutional Class	(448,195)	(16,536)
From net investment income	(7,005,468)	(8,748,974)
From net realized gains
Initial Class	(19,725,891)	(23,983,582)
Class L	(5,652,197)	(4,090,969)
Institutional Class	(1,959,389)	(40,696)
From net realized gains	(27,337,477)	(28,115,247)
Total Distributions	(34,342,945)	(36,864,221)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	56,382,757	84,791,716
Class L	78,498,990	70,157,041
Institutional Class	57,029,940	1,672,764
Shares issued in reinvestment of distributions
Initial Class	25,083,634	31,740,548
Class L	6,851,727	5,066,441
Institutional Class	2,407,584	57,232
Shares redeemed
Initial Class	(88,558,529)	(106,017,393)
Class L	(40,206,573)	(27,203,816)
Institutional Class	(24,350,332)	(141,642)
Net Increase in Net Assets Resulting from Capital Share Transactions	73,139,198	60,122,891
Total Increase in Net Assets	78,026,450	19,705,478
NET ASSETS:
Beginning of year	389,019,913	369,314,435
End of year(a)	$467,046,363	$389,019,913
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Moderately Aggressive Profile II Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	7,274,733	9,948,342
Class L	8,783,840	7,266,777
Institutional Class	6,073,472	168,127
Shares issued in reinvestment of distributions
Initial Class	3,249,554	4,020,703
Class L	767,300	563,164
Institutional Class	255,928	6,147
Shares redeemed
Initial Class	(11,392,155)	(12,601,462)
Class L	(4,506,053)	(2,825,744)
Institutional Class	(2,577,848)	(14,971)
Net Increase	7,928,771	6,531,083
(a) Including undistributed net investment income:	$2,009,231	$1,703,496
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Aggressive Profile II Fund	2016	2015
OPERATIONS:
Net investment income	$9,292,743	$12,685,720
Net realized gain	35,300,964	75,391,114
Net change in unrealized appreciation (depreciation)	17,213,735	(90,722,485)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,807,442	(2,645,651)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(12,505,489)	(14,106,907)
Class L	(815,817)	(539,091)
Institutional Class	(613,706)	(32)
From net investment income	(13,935,012)	(14,646,030)
From net realized gains
Initial Class	(48,890,212)	(66,026,945)
Class L	(3,437,188)	(3,007,535)
Institutional Class	(3,350,320)	(1,110,566)
From net realized gains	(55,677,720)	(70,145,046)
Total Distributions	(69,612,732)	(84,791,076)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	110,052,920	164,951,863
Class L	40,949,981	33,194,280
Institutional Class	44,220,098	22,832,488
Shares issued in reinvestment of distributions
Initial Class	61,395,701	80,133,852
Class L	4,253,005	3,546,626
Institutional Class	3,964,026	1,110,598
Shares redeemed
Initial Class	(192,435,473)	(290,865,149)
Class L	(22,064,503)	(18,657,970)
Institutional Class	(23,248,837)	(1,208,409)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	27,086,918	(4,961,821)
Total Increase (Decrease) in Net Assets	19,281,628	(92,398,548)
NET ASSETS:
Beginning of year	587,306,469	679,705,017
End of year(a)	$606,588,097	$587,306,469
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Aggressive Profile II Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	16,584,982	21,363,287
Class L	3,653,133	2,713,421
Institutional Class	4,836,078	2,301,097
Shares issued in reinvestment of distributions
Initial Class	9,456,045	11,633,550
Class L	378,286	314,261
Institutional Class	431,715	121,244
Shares redeemed
Initial Class	(28,924,979)	(38,069,014)
Class L	(1,994,322)	(1,523,063)
Institutional Class	(2,518,015)	(125,383)
Net Increase (Decrease)	1,902,923	(1,270,600)
(a) Including undistributed net investment income:	$4,933,865	$9,811,656
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the fiscal years ended December 31, 2016
Great-West Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$28,632,157
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(201,387,573)
Proceeds from sale of investments	101,606,525
Increase in accrued interest on Great-West Life & Annuity Contract	(1,594,663)
Net realized loss	3,508,766
Net change in unrealized appreciation	(14,851,887)
Increase in dividends receivable	(955)
Decrease in receivable for investments sold	3,425,880
Increase in payable to investment advisor	2,807
Increase in payable for administrative services fees	24,455
Decrease in payable for investments purchased	(1,011,770)
Increase in payable for distribution fees	21,867
Net Cash Used by Operating Activities	(81,624,391)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	273,175,878
Payment on shares redeemed	(191,551,487)
Net Cash Provided in Financing Activities	81,624,391
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$20,111,210
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the fiscal years ended December 31, 2016
Great-West Moderately Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$15,442,480
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(116,065,712)
Proceeds from sale of investments	55,656,132
Increase in accrued interest on Great-West Life & Annuity Contract	(717,620)
Net realized loss	2,578,566
Net change in unrealized appreciation	(8,869,488)
Increase in dividends receivable	(744)
Increase in receivable for investments sold	(12,265)
Increase in payable to investment advisor	1,716
Increase in payable for administrative services fees	15,897
Decrease in payable for investments purchased	(1,783,233)
Increase in payable for distribution fees	11,967
Net Cash Used by Operating Activities	(53,742,304)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	131,092,020
Payment on shares redeemed	(77,349,716)
Net Cash Provided in Financing Activities	53,742,304
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$10,816,249
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the fiscal years ended December 31, 2016
Great-West Moderate Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$91,458,453
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(324,372,804)
Proceeds from sale of investments	300,617,956
Increase in accrued interest on Great-West Life & Annuity Contract	(2,699,743)
Net realized gain	(9,103,209)
Net change in unrealized appreciation	(32,909,876)
Increase in dividends receivable	(4,680)
Decrease in receivable for investments sold	8,926,808
Increase in payable to investment advisor	3,347
Decrease in payable for administrative services fees	(2,582)
Increase in payable for investments purchased	1,896,450
Increase in payable for distribution fees	16,708
Net Cash Provided by Operating Activities	33,826,828
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	384,811,941
Payment on shares redeemed	(418,638,769)
Net Cash Used in Financing Activities	(33,826,828)
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$80,537,959
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Initial Class
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$7.95	6.26%
12/31/2015	$ 8.46	0.19	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$7.82	(0.95%)
12/31/2014	$ 8.61	0.24	0.20	0.44	(0.27)	(0.32)	(0.59)	$8.46	5.05%
12/31/2013	$ 8.56	0.24	0.40	0.64	(0.21)	(0.38)	(0.59)	$8.61	7.68%
12/31/2012	$ 8.20	0.21	0.54	0.75	(0.23)	(0.16)	(0.39)	$8.56	9.10%
Class L
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$9.13	5.97%
12/31/2015	$ 9.54	0.22	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$8.93	(1.15%)
12/31/2014	$ 9.63	0.28	0.18	0.46	(0.23)	(0.32)	(0.55)	$9.54	4.79%
12/31/2013	$ 9.48	0.28	0.42	0.70	(0.17)	(0.38)	(0.55)	$9.63	7.43%
12/31/2012	$ 9.10	0.41	0.39	0.80	(0.26)	(0.16)	(0.42)	$9.48	8.89%
Institutional Class
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$9.67	6.66%
12/31/2015 (d)	$10.00	0.21	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$9.39	(2.28%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$232,585	0.45%	0.38%	N/A	2.00%	21%
12/31/2015	$251,629	0.32%	0.27%	N/A	2.22%	33% (h)
12/31/2014	$327,351	0.10%	0.10%	N/A	2.70%	20%
12/31/2013	$342,761	0.10%	0.10%	2.66%	2.66%	36%
12/31/2012	$326,193	0.10%	0.10%	2.42%	2.42%	24%
Class L
12/31/2016	$279,584	0.70%	0.63%	N/A	1.99%	21%
12/31/2015	$164,862	0.61%	0.55%	N/A	2.35%	33% (h)
12/31/2014	$ 89,421	0.35%	0.35%	N/A	2.87%	20%
12/31/2013	$ 59,915	0.35%	0.35%	2.85%	2.85%	36%
12/31/2012	$ 30,931	0.35%	0.35%	4.29%	4.29%	24%
Institutional Class
12/31/2016	$ 23,404	0.10%	0.03%	N/A	2.84%	21%
12/31/2015 (d)	$ 6,412	0.10% (i)	0.02% (i)	N/A	3.15% (i)	33% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Initial Class
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$8.47	7.39%
12/31/2015	$ 8.97	0.20	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$8.28	(0.82%)
12/31/2014	$ 9.10	0.27	0.26	0.53	(0.28)	(0.38)	(0.66)	$8.97	5.79%
12/31/2013	$ 8.66	0.29	0.73	1.02	(0.23)	(0.35)	(0.58)	$9.10	12.03%
12/31/2012	$ 8.07	0.19	0.69	0.88	(0.19)	(0.10)	(0.29)	$8.66	10.83%
Class L
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$9.34	7.05%
12/31/2015	$ 9.77	0.24	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$9.10	(1.03%)
12/31/2014	$ 9.85	0.43	0.12	0.55	(0.25)	(0.38)	(0.63)	$9.77	5.56%
12/31/2013	$ 9.32	0.33	0.74	1.07	(0.19)	(0.35)	(0.54)	$9.85	11.62%
12/31/2012	$ 8.71	0.33	0.59	0.92	(0.21)	(0.10)	(0.31)	$9.32	10.64%
Institutional Class
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$9.62	7.61%
12/31/2015 (d)	$10.00	0.24	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$9.35	(2.85%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$113,001	0.45%	0.38%	N/A	1.89%	25%
12/31/2015	$119,532	0.34%	0.28%	N/A	2.26%	28% (h)
12/31/2014	$118,432	0.10%	0.10%	N/A	2.90%	19%
12/31/2013	$110,669	0.10%	0.10%	3.16%	3.16%	30%
12/31/2012	$ 82,253	0.10%	0.10%	2.28%	2.28%	32%
Class L
12/31/2016	$129,943	0.70%	0.63%	N/A	1.95%	25%
12/31/2015	$ 69,408	0.62%	0.56%	N/A	2.47%	28% (h)
12/31/2014	$ 28,566	0.35%	0.35%	N/A	4.27%	19%
12/31/2013	$ 8,787	0.35%	0.35%	3.38%	3.38%	30%
12/31/2012	$ 2,712	0.35%	0.35%	3.52%	3.53%	32%
Institutional Class
12/31/2016	$ 13,930	0.10%	0.03%	N/A	2.87%	25%
12/31/2015 (d)	$ 547	0.10% (i)	0.02% (i)	N/A	3.63% (i)	28% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Initial Class
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
12/31/2015	$ 7.69	0.16	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
12/31/2014	$ 7.97	0.24	0.28	0.52	(0.26)	(0.54)	(0.80)	$ 7.69	6.44%
12/31/2013	$ 7.41	0.26	0.94	1.20	(0.23)	(0.41)	(0.64)	$ 7.97	16.29%
12/31/2012	$ 6.93	0.13	0.73	0.86	(0.15)	(0.23)	(0.38)	$ 7.41	12.47%
Class L
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
12/31/2015	$10.50	0.25	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
12/31/2014	$10.60	0.34	0.32	0.66	(0.22)	(0.54)	(0.76)	$10.50	6.22%
12/31/2013	$ 9.67	0.44	1.09	1.53	(0.19)	(0.41)	(0.60)	$10.60	16.03%
12/31/2012	$ 8.96	0.30	0.79	1.09	(0.15)	(0.23)	(0.38)	$ 9.67	12.16%
Institutional Class
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
12/31/2015 (d)	$10.00	0.27	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$ 851,580	0.45%	0.40%	N/A	1.77%	26%
12/31/2015	$ 922,155	0.33%	0.29%	N/A	2.14%	27% (h)
12/31/2014	$1,058,466	0.10%	0.10%	N/A	2.98%	16%
12/31/2013	$1,052,991	0.10%	0.10%	3.30%	3.30%	26%
12/31/2012	$ 911,410	0.10%	0.10%	1.81%	1.81%	27%
Class L
12/31/2016	$ 255,341	0.70%	0.65%	N/A	1.80%	26%
12/31/2015	$ 165,462	0.61%	0.57%	N/A	2.38%	27% (h)
12/31/2014	$ 86,301	0.35%	0.35%	N/A	3.13%	16%
12/31/2013	$ 57,709	0.35%	0.35%	4.21%	4.21%	26%
12/31/2012	$ 20,369	0.35%	0.35%	3.08%	3.08%	27%
Institutional Class
12/31/2016	$ 69,089	0.10%	0.05%	N/A	2.57%	26%
12/31/2015 (d)	$ 19,943	0.10% (i)	0.05% (i)	N/A	4.18% (i)	27% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Initial Class
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$7.75	9.23%
12/31/2015	$ 8.54	0.18	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$7.69	(0.64%)
12/31/2014	$ 8.77	0.28	0.34	0.62	(0.28)	(0.57)	(0.85)	$8.54	7.06%
12/31/2013	$ 7.81	0.33	1.25	1.58	(0.24)	(0.38)	(0.62)	$8.77	20.44%
12/31/2012	$ 7.07	0.13	0.86	0.99	(0.13)	(0.12)	(0.25)	$7.81	14.07%
Class L
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$8.98	8.93%
12/31/2015	$ 9.66	0.23	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$8.82	(0.99%)
12/31/2014	$ 9.80	0.43	0.24	0.67	(0.24)	(0.57)	(0.81)	$9.66	6.84%
12/31/2013	$ 8.67	0.59	1.15	1.74	(0.23)	(0.38)	(0.61)	$9.80	20.17%
12/31/2012	$ 7.85	0.21	0.86	1.07	(0.13)	(0.12)	(0.25)	$8.67	13.76%
Institutional Class
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$9.49	9.52%
12/31/2015 (d)	$10.00	0.26	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$9.25	(3.22%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$312,433	0.45%	0.42%	N/A	1.73%	30%
12/31/2015	$316,691	0.33%	0.31%	N/A	2.09%	29% (h)
12/31/2014	$340,089	0.10%	0.10%	N/A	3.16%	15%
12/31/2013	$310,499	0.10%	0.10%	3.85%	3.85%	21%
12/31/2012	$219,542	0.10%	0.10%	1.67%	1.67%	32%
Class L
12/31/2016	$117,482	0.70%	0.67%	N/A	1.82%	30%
12/31/2015	$ 70,855	0.61%	0.59%	N/A	2.41%	29% (h)
12/31/2014	$ 29,225	0.35%	0.35%	N/A	4.25%	15%
12/31/2013	$ 10,506	0.35%	0.35%	6.05%	6.05%	21%
12/31/2012	$ 1,587	0.35%	0.35%	2.44%	2.44%	32%
Institutional Class
12/31/2016	$ 37,132	0.10%	0.07%	N/A	2.60%	30%
12/31/2015 (d)	$ 1,473	0.10% (i)	0.07% (i)	N/A	3.96% (i)	29% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Initial Class
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
12/31/2015	$ 7.76	0.14	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
12/31/2014	$ 8.23	0.27	0.42	0.69	(0.28)	(0.88)	(1.16)	$ 7.76	8.34%
12/31/2013	$ 7.28	0.35	1.74	2.09	(0.18)	(0.96)	(1.14)	$ 8.23	29.07%
12/31/2012	$ 6.42	0.07	0.99	1.06	(0.07)	(0.13)	(0.20)	$ 7.28	16.64%
Class L
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
12/31/2015	$12.23	0.25	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
12/31/2014	$12.36	0.45	0.54	0.99	(0.24)	(0.88)	(1.12)	$12.23	7.96%
12/31/2013	$10.48	0.69	2.30	2.99	(0.15)	(0.96)	(1.11)	$12.36	28.75%
12/31/2012	$ 9.18	0.17	1.33	1.50	(0.07)	(0.13)	(0.20)	$10.48	16.38%
Institutional Class
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
12/31/2015 (d)	$10.00	0.30	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$493,509	0.45%	0.45%	N/A	1.53%	30%
12/31/2015	$524,461	0.33%	0.33%	N/A	1.86%	28% (h)
12/31/2014	$651,746	0.10%	0.10%	N/A	3.26%	16%
12/31/2013	$645,735	0.10%	0.10%	4.22%	4.22%	26%
12/31/2012	$523,785	0.10%	0.10%	0.96%	0.96%	28%
Class L
12/31/2016	$ 66,271	0.70%	0.70%	N/A	1.69%	30%
12/31/2015	$ 41,987	0.60%	0.60%	N/A	2.02%	28% (h)
12/31/2014	$ 27,959	0.35%	0.35%	N/A	3.60%	16%
12/31/2013	$ 16,628	0.35%	0.35%	5.71%	5.71%	26%
12/31/2012	$ 5,511	0.35%	0.35%	1.66%	1.66%	28%
Institutional Class
12/31/2016	$ 46,807	0.10%	0.10%	N/A	2.12%	30%
12/31/2015 (d)	$ 20,858	0.10% (i)	0.10% (i)	N/A	4.56% (i)	28% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses waived and/or distribution fees waived, if applicable. Without the expense waiver and/or distribution fees waived, the return would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2016

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of December 31, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2016:
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2016	$ 95,235,356	$41,707,441	$177,215,285	$35,009,061
Total interest received	1,594,663	717,620	2,699,743	574,213
Purchases	39,257,119	23,485,383	43,668,465	15,790,531
Sales	(15,454,725)	(9,397,867)	(34,887,714)	(9,239,977)
Ending Balance, December 31, 2016	$120,632,413	$56,512,577	$188,695,779	$42,133,828
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Annual Report - December 31, 2016

Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
Great-West Conservative Profile II Fund
	2016	2015
Ordinary income	$8,370,139	$10,702,185
Long-term capital gain	11,741,071	16,022,363
	$20,111,210	$26,724,548
Great-West Moderately Conservative Profile II Fund
	2016	2015
Ordinary income	$3,828,395	$4,164,303
Long-term capital gain	6,987,854	8,051,868
	$10,816,249	$12,216,171
Great-West Moderate Profile II Fund
	2016	2015
Ordinary income	$18,600,841	$27,196,016
Long-term capital gain	61,937,118	78,612,567
	$80,537,959	$105,808,583
Great-West Moderately Aggressive Profile II Fund
	2016	2015
Ordinary income	$7,005,468	$8,748,974
Long-term capital gain	27,337,477	28,115,247
	$34,342,945	$36,864,221
Great-West Aggressive Profile II Fund
	2016	2015
Ordinary income	$13,935,012	$14,646,030
Long-term capital gain	55,677,720	70,145,046
	$69,612,732	$84,791,076
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of each Fund were unaffected by the reclassifications.

Annual Report - December 31, 2016

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Great-West Conservative Profile II Fund	$—	$ (973,646)	$ 973,646
Great-West Moderately Conservative Profile II Fund	—	(372,984)	372,984
Great-West Moderate Profile II Fund	—	(1,504,487)	1,504,487
Great-West Moderately Aggressive Profile II Fund	—	(438,541)	438,541
Great-West Aggressive Profile II Fund	—	(235,522)	235,522
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Great-West Conservative Profile II Fund
Undistributed net investment income	$2,755,059
Undistributed long-term capital gains	2,864,892
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(46,209,262)
Tax composition of capital	$(40,589,311)
Great-West Moderately Conservative Profile II Fund
Undistributed net investment income	$430,670
Undistributed long-term capital gains	3,254,335
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(15,008,964)
Tax composition of capital	$(11,323,959)
Great-West Moderate Profile II Fund
Undistributed net investment income	$8,543,804
Undistributed long-term capital gains	15,611,993
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(182,579,246)
Tax composition of capital	$(158,423,449)
Great-West Moderately Aggressive Profile II Fund
Undistributed net investment income	$2,009,231
Undistributed long-term capital gains	8,887,475
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(35,143,148)
Tax composition of capital	$(24,246,442)
Great-West Aggressive Profile II Fund
Undistributed net investment income	$4,933,865
Undistributed long-term capital gains	9,026,612
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(117,861,839)
Tax composition of capital	$(103,901,362)

Annual Report - December 31, 2016

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile II Fund	$581,998,233	$2,414,986	$(48,624,248)	$(46,209,262)
Great-West Moderately Conservative Profile II Fund	271,986,088	1,334,562	(16,343,526)	(15,008,964)
Great-West Moderate Profile II Fund	1,359,011,326	13,599,759	(196,179,005)	(182,579,246)
Great-West Moderately Aggressive Profile II Fund	502,367,912	3,694,095	(38,837,243)	(35,143,148)
Great-West Aggressive Profile II Fund	724,680,989	80,795	(117,942,634)	(117,861,839)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Funds' financial position or the results of their operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for administrative services expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Annual Report - December 31, 2016

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 6,723,860	$ 1,380,780	$ 474,021	$ (103,673)	$ 38,495	$ —
Great-West Federated Bond Fund Institutional Class	4,356,651	33,282,434	14,492,470	6,284,690	(276,582)	1,194,646	42,259,514
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,447,794	19,623,885	8,532,080	8,088,965	(902,939)	847,077	24,282,120
Great-West Invesco Small Cap Value Fund Institutional Class	358,128	3,016,349	1,420,865	1,798,313	(292,763)	39,105	3,728,110
Great-West Life & Annuity Contract	120,632,413	95,235,356	39,257,119	15,454,725	—	1,594,663	120,632,413
Great-West Loomis Sayles Bond Fund Institutional Class	5,866,687	43,560,215	16,895,446	8,812,531	(779,176)	2,138,961	55,146,856
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	392,623	2,921,216	1,584,683	1,614,262	(276,530)	29,476	3,737,767
Great-West MFS International Growth Fund Institutional Class	1,364,663	8,838,817	4,862,230	2,720,590	(365,301)	167,011	11,313,052
Great-West MFS International Value Fund Institutional Class	2,375,302	18,015,019	9,237,131	3,465,723	1,103,014	332,017	22,731,635
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,965,814	6,724,283	6,447,172	2,720,519	88,773	91,385	17,358,141
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	296,954	2,325,672	1,407,035	1,130,887	(92,825)	2,869	2,978,451
Great-West Putnam Equity Income Fund Institutional Class	2,191,041	16,281,651	7,020,074	4,451,699	(31,260)	324,921	20,486,236
Great-West Putnam High Yield Bond Institutional Class	2,684,766	21,612,369	7,486,251	5,767,732	(367,988)	1,346,656	25,639,515
Great-West Real Estate Index Fund Institutional Class	2,933,844	21,156,177	15,067,768	6,670,265	1,126,758	766,553	27,108,721
Great-West Short Duration Bond Fund Institutional Class	3,458,247	26,557,589	11,718,483	4,151,342	(42,864)	696,417	34,029,151
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,327,573	16,308,520	8,280,016	5,998,672	(484,784)	621,243	20,482,638
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	802,349	5,148,390	2,948,079	1,524,216	(141,604)	14,201	6,507,054
Great-West Templeton Global Bond Fund Institutional Class	6,014,270	42,456,505	19,197,457	9,454,062	(1,469,673)	659,013	55,030,573
Great-West U.S. Government Mortgage Securities Fund Institutional Class	4,410,107	33,281,832	15,782,012	6,161,655	(199,349)	1,038,358	42,337,024
					$(3,508,766)	$11,943,067	$535,788,971

Annual Report - December 31, 2016

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,866,514	$ 972,455	$ 302,713	$ (71,458)	$ 27,534	$ —
Great-West Federated Bond Fund Institutional Class	1,647,402	11,724,591	6,701,956	2,665,509	(74,544)	434,505	15,979,805
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,897,895	14,222,518	7,275,841	5,768,669	(655,753)	651,361	18,827,116
Great-West Invesco Small Cap Value Fund Institutional Class	275,720	2,261,631	1,099,182	1,272,680	(192,270)	29,566	2,870,248
Great-West Life & Annuity Contract	56,512,577	41,707,441	23,485,383	9,397,867	—	717,620	56,512,577
Great-West Loomis Sayles Bond Fund Institutional Class	2,212,505	15,323,156	7,803,420	3,615,138	(370,357)	787,656	20,797,548
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	304,954	2,121,408	1,372,279	1,204,750	(197,018)	22,228	2,903,161
Great-West MFS International Growth Fund Institutional Class	1,058,852	6,419,328	4,008,674	1,903,715	(292,324)	129,019	8,777,880
Great-West MFS International Value Fund Institutional Class	1,845,916	13,046,813	7,975,920	2,724,720	589,908	257,013	17,665,416
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,532,071	4,867,192	5,501,287	1,847,661	26,193	70,005	13,528,187
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	227,755	1,704,229	1,080,881	765,036	(58,949)	2,119	2,284,383
Great-West Putnam Equity Income Fund Institutional Class	1,695,389	11,798,192	6,092,059	3,305,656	(94,737)	246,848	15,851,884
Great-West Putnam High Yield Bond Institutional Class	1,014,371	7,595,425	3,449,413	2,231,937	(200,642)	498,523	9,687,246
Great-West Real Estate Index Fund Institutional Class	1,287,352	8,522,223	6,863,717	2,548,390	302,304	323,482	11,895,134
Great-West Short Duration Bond Fund Institutional Class	175,099	1,174,324	797,012	241,049	(1,178)	34,343	1,722,975
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,809,133	11,800,664	7,158,256	4,579,384	(538,902)	472,780	15,920,374
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	624,200	3,732,861	2,526,936	1,126,817	(108,544)	10,897	5,062,262
Great-West Templeton Global Bond Fund Institutional Class	2,260,301	14,943,991	8,562,498	3,979,915	(636,386)	239,865	20,681,751
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,667,623	11,726,501	7,263,992	2,678,541	(3,909)	379,957	16,009,177
					$(2,578,566)	$5,335,321	$256,977,124
Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 39,420,341	$ 5,133,317	$ 810,552	$ 38,292	$ 218,292	$ —
Great-West Federated Bond Fund Institutional Class	5,479,582	49,840,308	13,532,610	11,576,383	(506,791)	1,612,220	53,151,948

Annual Report - December 31, 2016

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,051,537	$114,976,132	$23,232,860	$39,029,938	$(3,129,911)	$ 4,243,162	$ 119,551,248
Great-West Invesco Small Cap Value Fund Institutional Class	1,748,129	17,370,704	3,529,457	7,626,108	(970,264)	199,843	18,198,026
Great-West Life & Annuity Contract	188,695,779	177,215,285	43,668,465	34,887,714	—	2,699,743	188,695,779
Great-West Loomis Sayles Bond Fund Institutional Class	7,367,278	65,258,442	14,409,294	15,950,597	(1,535,478)	2,840,025	69,252,413
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,923,545	17,176,296	4,649,552	6,482,028	(63,885)	152,527	18,312,144
Great-West MFS International Growth Fund Institutional Class	6,715,726	51,821,130	12,790,193	8,256,243	254,304	821,803	55,673,370
Great-West MFS International Value Fund Institutional Class	11,696,906	105,536,154	25,490,138	14,441,099	5,146,509	1,635,722	111,939,387
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,698,951	39,439,145	18,753,496	12,215,042	(76,348)	468,820	85,641,739
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,454,538	13,724,911	3,783,884	4,553,112	(323,968)	15,321	14,589,015
Great-West Putnam Equity Income Fund Institutional Class	10,771,642	95,449,853	18,974,799	16,904,201	4,965,975	1,677,624	100,714,850
Great-West Putnam High Yield Bond Institutional Class	3,372,969	32,370,462	6,345,677	9,565,324	(337,386)	1,768,779	32,211,855
Great-West Real Estate Index Fund Institutional Class	5,146,667	44,341,588	16,778,649	9,865,168	1,500,423	1,421,525	47,555,204
Great-West Short Duration Bond Fund Institutional Class	599,360	4,984,072	1,798,936	872,475	(2,872)	126,772	5,897,700
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,445,737	95,548,510	25,031,934	21,555,224	5,735,155	3,186,423	100,722,489
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,941,977	30,100,027	8,847,122	5,145,922	852,940	70,299	31,969,436
Great-West Templeton Global Bond Fund Institutional Class	7,558,923	63,546,234	15,496,584	13,423,944	(2,022,353)	909,553	69,164,142
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,540,764	49,844,810	15,027,753	11,255,590	(421,133)	1,384,915	53,191,335
					$ 9,103,209	$25,453,368	$1,176,432,080
Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$17,193,354	$ 2,588,349	$ 145,045	$ (14,241)	$ 98,179	$ —
Great-West Federated Bond Fund Institutional Class	1,470,497	11,825,079	5,636,862	3,432,717	(49,051)	416,553	14,263,817
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	5,944,081	50,108,316	17,402,223	16,757,304	(79,234)	2,083,160	58,965,285
Great-West Invesco Small Cap Value Fund Institutional Class	865,668	7,616,767	2,726,771	3,798,209	(535,970)	97,047	9,011,602

Annual Report - December 31, 2016

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Life & Annuity Contract	42,133,828	$35,009,061	$15,790,531	$ 9,239,977	$ —	$ 574,213	$ 42,133,828
Great-West Loomis Sayles Bond Fund Institutional Class	1,979,352	15,448,144	6,311,742	4,543,419	(423,992)	745,433	18,605,909
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	951,385	7,468,644	3,244,926	3,298,886	(261,022)	73,564	9,057,184
Great-West MFS International Growth Fund Institutional Class	3,312,478	22,599,042	9,783,415	4,748,736	12,493	407,262	27,460,443
Great-West MFS International Value Fund Institutional Class	5,765,193	46,024,947	19,990,749	8,066,567	2,884,841	810,055	55,172,894
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,782,439	17,193,472	13,863,570	6,643,980	(77,746)	227,603	42,228,942
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	716,565	5,989,953	2,775,067	2,392,627	(155,699)	7,249	7,187,148
Great-West Putnam Equity Income Fund Institutional Class	5,312,592	41,621,180	14,271,684	8,423,302	1,691,588	810,259	49,672,734
Great-West Putnam High Yield Bond Institutional Class	902,891	7,670,463	2,768,017	2,690,933	(203,496)	465,351	8,622,611
Great-West Real Estate Index Fund Institutional Class	1,789,872	13,621,374	8,688,599	4,233,930	705,101	483,706	16,538,422
Great-West Short Duration Bond Fund Institutional Class	1,018,895	8,208,322	3,998,921	2,154,721	(9,657)	210,083	10,025,924
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,648,328	41,625,448	17,464,428	12,663,213	158,096	1,544,237	49,705,284
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,942,710	13,073,991	6,081,134	2,617,422	267,444	34,623	15,755,378
Great-West Templeton Global Bond Fund Institutional Class	2,026,498	15,051,523	6,726,969	4,377,600	(709,033)	233,737	18,542,457
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,486,969	11,827,637	6,090,578	3,384,913	8,354	360,023	14,274,902
					$3,208,776	$9,682,337	$467,224,764
Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 36,229,434	$ 4,167,896	$ 685,867	$ (22,581)	$ 198,598	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	10,797,668	105,508,483	18,030,975	29,311,523	2,052,620	3,809,287	107,112,870
Great-West Invesco Small Cap Value Fund Institutional Class	1,566,599	15,966,968	2,472,605	6,253,485	(679,435)	178,474	16,308,298
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,721,704	15,794,585	3,532,882	5,203,502	250,077	135,886	16,390,623
Great-West MFS International Growth Fund Institutional Class	5,998,706	47,615,354	12,105,267	9,642,171	(172,065)	740,091	49,729,277
Great-West MFS International Value Fund Institutional Class	10,444,296	96,968,374	24,480,426	16,284,453	5,558,722	1,471,716	99,951,910

Annual Report - December 31, 2016

Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,694,080	$ 36,232,429	$17,647,363	$12,728,472	$ 146,458	$ 419,285	$ 76,768,723
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,301,089	12,624,167	3,107,504	4,056,349	(303,271)	13,560	13,049,920
Great-West Putnam Equity Income Fund Institutional Class	9,651,136	87,698,890	15,246,279	16,704,317	2,997,991	1,497,562	90,238,118
Great-West Real Estate Index Fund Institutional Class	1,981,489	17,627,793	7,346,466	4,876,212	935,317	548,797	18,308,956
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,261,844	87,702,435	19,933,089	23,097,581	528,431	2,848,089	90,304,228
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,533,443	27,573,267	7,378,877	4,542,460	766,971	63,095	28,656,227
					$12,059,235	$11,924,440	$606,819,150
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile II Fund	$201,387,573	$101,606,525
Great-West Moderately Conservative Profile II Fund	116,065,712	55,656,132
Great-West Moderate Profile II Fund	324,372,804	300,617,956
Great-West Moderately Aggressive Profile II Fund	187,650,383	128,268,125
Great-West Aggressive Profile II Fund	177,964,648	187,960,647
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
On February 23, 2017, the Board of Directors approved the merger of the Great-West Conservative Profile I (Target Fund) into the Great-West Conservative Profile II Fund (Acquiring Fund), the merger of the Great-West Moderately Conservative Profile I (Target Fund) into the Great-West Moderately Conservative Profile II Fund (Acquiring Fund), the merger of the Great-West Moderate Profile I (Target Fund) into the Great-West Moderate Profile II Fund (Acquiring Fund), the merger of the Great-West Moderately Aggressive Profile I (Target Fund) into the Great-West Moderately Aggressive Profile II Fund (Acquiring Fund), the merger of the Great-West Aggressive Profile I (Target Fund) into the Great-West Aggressive Profile II Fund (Acquiring Fund), with an effective date on or about June 16, 2017. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align

Annual Report - December 31, 2016

ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Aggressive Profile II Fund, Great-West Moderately Aggressive Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Conservative Profile II Fund, and Great-West Conservative Profile II Fund (collectively the “Funds”), of Great-West Funds, Inc. as of December 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the Funds as of December 31, 2016, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile II Fund	$ 59,773	$ 741,798
Great-West Moderately Conservative Profile II Fund	46,426	576,141
Great-West Moderate Profile II Fund	294,278	3,652,032
Great-West Moderately Aggressive Profile II Fund	145,080	1,800,499
Great-West Aggressive Profile II Fund	262,797	3,261,371
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile II Fund	17%
Great-West Moderately Conservative Profile II Fund	28
Great-West Moderate Profile II Fund	37
Great-West Moderately Aggressive Profile II Fund	47
Great-West Aggressive Profile II Fund	66

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017